Loans and Borrowings - Summary of Long-term Loans and Borrowings (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total long term debt	[1]	$ 139,830 [2]	$ 174,381	[3]
Less: Debt issuance cost		(626)	(975)
Total long term debt		139,204	173,406
Current portion of long-term debt		36,675	36,118
Long-term debt		$ 102,529	137,288
Long term loan for general corporate purposes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		SOFR
Adjustment to interest rate basis		1.20%
Final maturity (fiscal year)		2028
Total long term debt		$ 56,000	72,000
Long term loan to finance acquisition of The Smart Cube [member] | Sterling overnight index average [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		SONIA
Adjustment to interest rate basis		1.25%
Final maturity (fiscal year)		2028
Total long term debt		$ 83,830	$ 102,381

[1]	Before netting off debt issuance cost of $626 and $975 as at March 31, 2024 and March 31, 2023, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $626.
[3]	Excluding non-financial asset (unamortized debt issuance cost) $975.